LEASES - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Lease, Cost [Abstract]
Operating lease cost	$ 10,555	$ 10,792
Short-term lease expense	1,627	1,934
Variable lease cost	28	68
Amortization of finance lease assets	0	38
Interest on finance lease liabilities	6	11
Total lease cost	$ 12,216	$ 12,843